EQUITY METHOD INVESTMENTS - Schedule of Assets And Liabilities Of Equity Method Investments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2023
Equity Method Investments and Joint Ventures [Abstract]
Current	$ 10,810		$ 10,988
Noncurrent	15,819		16,184
Total assets	26,629		27,172
Current	7,203		7,685
Noncurrent	5,466		7,050
Total liabilities	12,669		$ 14,735
Noncontrolling interests	$ 381	$ 241